Deferred Tax Assets And Deferred Tax Liabilities - Summary Of Deductible Losses That Are Not Recognized As Deferred Tax Assets Expiration (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 1,423,385	¥ 892,733
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,423,385	892,733
Unused tax losses [member] | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		12,225
Unused tax losses [member] | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	7,182	17,240
Unused tax losses [member] | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	29,333	48,457
Unused tax losses [member] | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	20,462	74,894
Unused tax losses [member] | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	27,549	241,781
Unused tax losses [member] | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	85,463
Unused tax losses [member] | No due date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	¥ 1,253,396	¥ 498,136